Debt	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Debt [Abstract]
Debt

Note 11 — Debt

Debt consists of the following:

	December 31, 2023	September 30, 2023
Notes payable	$1,503	$1,286
7% promissory notes – related parties	3,349	3,349
Notes payable – related parties	100	444
SAFEs	—	1,512
Total debt	4,952	6,591
Less: Amounts classified as current	(4,952)	(6,591)
Noncurrent portion	$—	$—

Notes Payable

During the three months ended December 31, 2023, the Company entered into two promissory notes payable having an aggregate principal amount of $250 with unrelated investors to meet its working capital needs. The notes bear interest at rates ranging from 6% to 76% per annum. One note having an original principal amount of $150 matures in November 2024, requires weekly principal payments of $4 and is guaranteed by an officer and director of the Company. The other note, having a principal amount of $100, is unsecured, matured in January 2024 and was repaid by the Company in February 2024.

In connection with the issuance of one of the notes, the Company issued the purchaser a warrant to purchase an aggregate of 47,020 shares of its common stock at $0.01. The warrant has a contractual term of twelve months and is immediately exercisable. The Company evaluated the warrant and determined that it met all the requirements for equity classification under ASC 815. The Company accounted for the warrant as a detachable warrant at its fair value, using the relative fair value method. The portion of the proceeds allocated to the warrant of $79 was recorded as an increase to additional paid-in capital and as a discount to notes payable on the condensed consolidated balance sheet. The Company is amortizing the discount over the term of the related note using the effective interest method. The Company valued the warrant at the time of issuance using the Black-Scholes option pricing model with the following assumptions: expected volatility of 55.6%; no expected dividend yield; risk-free interest rate of 5.3%; and a contractual term of twelve months.

One outstanding note, issued in September 2023 and having a principal amount of $531, provides that in the event the Company fails to pay the principal amount by its October 5, 2023 maturity date, the Company must issue the purchaser as additional consideration a warrant to purchase 28,000 shares of its common stock for the first calendar month, and warrants to purchase an additional 25,000 shares for each successive calendar month, during which the note remains unpaid. The Company did not repay the note by its maturity date and the Company is currently obligated to issue the purchaser warrants to purchase an aggregate of 78,000 shares of its common stock. The warrants are immediately exercisable and have an exercise price of $0.01 per share. In January 2024, the Company repaid this note in full.

As of December 31, 2023, promissory notes payable having a remaining principal balance of $1,559 were outstanding and are included in “Notes payable” at a carrying amount of $1,503 (net of unamortized discount of $56) in the condensed consolidated balance sheet.

7% Promissory Notes — Related Parties

The Company has two outstanding promissory notes with related parties having an aggregate remaining principal amount of $3,349, which the Company assumed in 2020 as part of an asset acquisition. The promissory notes bear interest at 7% per annum, are unsecured and do not require principal payments prior to the maturity date. The notes had an initial maturity date of August 2022, but were amended in May 2022 to extend their maturity to July 2023. The 7% promissory notes are included in “Notes payable — related parties” in the condensed consolidated balance sheet. Subsequent to December 31, 2023, the Company has not made any principal payments on these notes, and the $3,349 principal remains outstanding.

Notes Payable — Related Parties

During the three months ended December 31, 2023, the Company repaid one note having a principal balance of $344. As of December 31, 2023, one note having an aggregate principal balance of $100 remained outstanding and is included in “Notes payable — related parties” in the condensed consolidated balance sheet.

SAFEs

In connection with the Merger, all of the outstanding SAFEs, representing an original purchase amount of $1,000, were converted into 150,953 shares of the Company’s Class A Common Stock and the $1,512 carrying amount of these SAFEs was credited to equity, with no gain or loss recognized. As of December 31, 2023, no SAFEs remain outstanding.

The Company remeasures the SAFEs to fair value at each reporting date. For the three months ended December 31, 2023 and 2022, the Company recorded increases in the fair value of the SAFEs of $10 and $50, respectively. The change in fair value of the SAFEs is reported in “Change in fair value of SAFEs” in the condensed consolidated statements of operations and comprehensive income (loss).

Convertible Notes

During the three months ended December 31, 2023, the Company issued convertible notes having an aggregate principal amount of $200 to unaffiliated investors. The convertible notes matured in February 2024, bore interest at 16% per annum, were unsecured and had a conversion price of $6.84 per share. The principal amount of the convertible notes and any accrued interest thereon was convertible into shares of the Company’s common stock, at the election of each holder, at any time prior to maturity. In connection with the issuance of the convertible notes, the Company issued the investors warrants to purchase an aggregate of 4,000 shares of Legacy Mobix common stock at an exercise price of $0.01 per share. The warrants are immediately exercisable and have a one-year term. In connection with the Merger, all outstanding convertible notes were converted into 30,045 shares of the Company’s Class A Common Stock and the $206 carrying amount of the notes and accrued interest thereon was credited to equity, with no gain or loss recognized. As of December 31, 2023, no convertible notes remain outstanding.

Note 9 — Debt

Debt consists of the following:

	September 30,
	2023	2022
Notes payable	$1,286	$—
7% promissory notes – related parties	3,349	3,349
Notes payable – related parties	444	344
SAFEs	1,512	1,983
Convertible notes	—	625
Total debt	6,591	6,301
Less: Amounts classified as current	(6,591)	(5,676)
Noncurrent portion	$—	$625

Notes Payable

During the year ended September 30, 2023, the Company entered into eight promissory notes payable having an aggregate principal amount of $2,156 with unrelated investors to meet its working capital needs. Four notes bear interest at rates ranging from 6.0% to 8.0% per annum, while the remaining notes bear no interest. The notes mature at various dates from January 2023 to March 2024, are unsecured and do not require any principal payments prior to maturity.

In connection with the issuance of each of the notes, the Company issued the purchasers warrants to purchase an aggregate of 239,464 shares of its common stock at exercise prices ranging from $0.01 to $3.00 per share. The warrants have contractual terms of one to twelve months and are immediately exercisable. The Company evaluated the additional warrants and determined that they met all the requirements for equity classification under ASC 815. The Company accounted for each of the warrants as a detachable warrant at its fair value, using the relative fair value method. The portion of the proceeds allocated to the warrants of $790 was recorded as an increase to additional paid-in capital and as a discount to notes payable on the balance sheet. The Company is amortizing the discount over the term of the related notes using the effective interest method. The Company valued each of the warrants at the time of issuance using the Black-Scholes option pricing model with the following ranges of assumptions: expected volatility of 52.7% to 54.1%; no expected dividend yield; risk-free interest rate of 3.6% to 5.5%; and a contractual term of one to twelve months.

Two of the notes, having an aggregate principal amount of $825, also provide that in the event the Company fails to pay the principal amount on the respective maturity dates, the Company must issue the purchasers as additional consideration warrants to purchase additional shares of its common stock for each seven-day period thereafter until such time as the principal is repaid in full. Because the Company repaid the principal of both notes in full after their respective maturity dates, the Company was required to issue the purchasers additional warrants to purchase an aggregate of 385,000 shares of its common stock. The Company evaluated the additional warrants and determined that they met all the requirements for equity classification under ASC 815. The aggregate fair value of the additional warrants of $2,238 is included in interest expense in the statement of operations and comprehensive loss. The Company valued each of the warrants at the time of issuance using the Black-Scholes option pricing model with the following ranges of assumptions: expected volatility of 52.7% to 54.1%; no expected dividend yield; risk-free interest rate of 3.6% to 5.4%; and a contractual term of six to twelve months.

Another of the notes, having an aggregate principal amount of $531, also provides that in the event the Company fails to pay the principal amount by its October 5, 2023 maturity date, the Company must issue the purchaser as additional consideration a warrant to purchase 28,000 shares of its common stock for the first calendar month, and warrants to purchase an additional 25,000 shares for each successive calendar month, during which the note remains unpaid. The Company did not repay the note by its maturity date and the Company is currently obligated to issue the purchaser warrants to purchase an aggregate of 78,000 shares of its common stock. The warrants are immediately exercisable, have an exercise price of $0.01 per share, and expire at such time as the related note is repaid in full.

As of September 30, 2023, promissory notes payable having a remaining principal balance of $1,331 were outstanding and are included in “Notes payable” at a carrying amount of $1,286 (net of unamortized discount of $45) in the balance sheet.

7% Promissory Notes — Related Parties

The Company has two outstanding promissory notes with related parties having an aggregate remaining principal amount of $3,349, which the Company assumed in 2020 as part of an asset acquisition. The promissory notes bear interest at 7% per annum, are unsecured and do not require principal payments prior to the maturity date. The notes had an initial maturity date of August 2022, but were amended in May 2022 to extend their maturity to July 2023. The Company made principal payments of $0 and $332 on these notes during the years ended September 30, 2023 and 2022. The 7% promissory notes are included in “Notes payable — related parties” in the balance sheets. Subsequent to September 30, 2023, the Company has not made any principal payments on these notes, and the $3,349 principal remains outstanding.

Notes Payable — Related Parties

During the year ended September 30, 2022, the Company entered into six short-term notes payable with related parties to meet its working capital needs. The aggregate original principal amount of the notes was $1,056, and cash proceeds to the Company were $1,006 after discounts of $50. The notes have varying maturity dates and bear interest at rates from 2% to 18%. The Company made principal payments of $0 and $712 on these notes during the years ended September 30, 2023 and 2022 and as of September 30, 2023, one note having a principal balance of $344 remains outstanding.

During the year ended September 30, 2023, the Company issued and repaid a promissory note having a principal amount of $100 to an officer and director of the Company. Also during the year ended September 30, 2023, the Company issued and repaid five promissory notes, each having a principal amount of $106, to an employee. The Company also issued a promissory note having a principal amount of $100 to a director of the Company. The note matured on August 22, 2023 and remains outstanding. The note does not bear interest and is unsecured. In connection with the note, the Company issued the purchaser a warrant to purchase 2,924 shares of the Company’s common stock at a price of $6.84 per share. The warrant is immediately exercisable and has a one-year term. The Company evaluated the warrant and determined that it met all the requirements for equity classification under ASC 815. The Company accounted for the warrant as a detachable warrant at its fair value, using the relative fair value method. The portion of the proceeds allocated to the warrant was recorded as an increase to additional paid-in capital and as a discount to notes payable — related parties on the balance sheet. The Company amortized the discount over the term of the note using the effective interest method. The Company valued the warrant using the Black-Scholes option pricing model with the following assumptions: expected volatility of 54.1%; no expected dividend yield; risk-free interest rate of 5.4%; and a contractual term of twelve months.

As of September 30, 2023, two notes having an aggregate principal balance of $444 remain outstanding and are included in “Notes payable — related parties” in the balance sheet.

SAFEs

During the year ended September 30, 2022, the Company entered into simple agreements for future equity with certain investors in exchange for cash proceeds of $1,900. Certain SAFEs, representing a purchase amount of $900, are automatically convertible into shares of the Company’s common stock upon the occurrence of the

Company’s next equity financing of not less than $5,000. These SAFEs are convertible at prices per share equal to discounts of 20% to 25% from the lowest per share purchase price of the Company’s equity securities in the financing. In the event of a dissolution prior to conversion, the Company must pay the holder of these SAFEs an amount equal to the purchase amount. In this case, the rights of the SAFE holders are senior to the Company’s capital stock and pari passu with any convertible debt of the Company.

The remainder of the SAFEs, representing a purchase amount of $1,000, are automatically convertible into shares of the Company’s preferred stock upon the occurrence of the Company’s next round of preferred stock financing. The conversion price of the preferred stock to be issued in exchange for the SAFEs would be equal to the greater of (i) the lowest price per share for preferred stock sold to investors in the initial closing of the equity financing, or (ii) the number of shares equal to the value of the SAFE, subject to a post money valuation cap of $175,000. If there is a liquidity event, including a change in control, a direct listing or an initial public offering, these SAFEs will be entitled to receive a portion of the proceeds equal to the greater of (i) the purchase amount or (ii) the amount payable on the number of shares of common stock equal to the purchase amount divided by the quotient obtained by dividing $175,000 by the Company’s total capitalization, including all shares and convertible securities (on an as-converted to common stock basis). In the event of a dissolution or liquidation of the Company, the holders of these SAFEs will be entitled to receive a cash-out amount equal to their original purchase price, which right is junior to the payment of the Company’s outstanding indebtedness and on par with the rights of other SAFEs and preferred stock.

In each case, the SAFEs do not bear interest and have no maturity date. Holders of the SAFEs have no voting rights.

The Company initially recorded the SAFEs at their fair value of $1,900 and remeasures the SAFEs to fair value at each reporting date. For the years ended September 30, 2023 and 2022, the Company recorded increases in the fair value of the SAFEs of $655 and $83, respectively. The change in fair value of the SAFEs is reported in “Change in fair value of SAFEs” in the statements of operations and comprehensive loss.

As of September 30, 2022, none of the SAFEs had been converted into shares of the Company’s common stock or preferred stock. During the year ended September 30, 2023, SAFEs having an original purchase amount of $900 were converted into 170,835 shares of the Company’s common stock, in accordance with the original terms of the agreements. These SAFEs were remeasured to fair value immediately prior to conversion, with the change in fair value reported in “Change in fair value of SAFEs” in the statement of operations and comprehensive loss. Upon conversion, the $1,126 carrying amount of these SAFEs was credited to equity, with no gain or loss recognized. As of September 30, 2023, $1,000 original purchase amount of SAFEs remain outstanding and are carried at their estimated fair value of $1,512 in the balance sheet.

Convertible Notes

During the year ended September 30, 2022, the Company issued an aggregate principal amount of $925 of convertible notes to several unaffiliated investors. The convertible notes mature five years from the date of issuance, bear interest at 5% per annum and are unsecured. The principal amount of each convertible note and any accrued interest thereon may be converted into the Company’s common stock, at prices of $5.02 to $6.84 per share, at the election of the holder at any time prior to maturity. The notes are mandatorily convertible into common stock in the event the Company consummates a private placement for an aggregate offering amount of at least $20,000 or upon the change in control of the Company. The Company determined that the convertible notes do not contain any embedded derivatives.

During the year ended September 30, 2023, the Company issued a convertible note having a principal amount of $250 to an unaffiliated investor. The convertible note matures one year from the date of issuance, bears interest at 9% per annum and is unsecured. The principal amount of the convertible note and any accrued interest thereon may be converted into common stock, at a price of $5.00 per share, at the election of the holder at any time prior to maturity. The convertible note is mandatorily convertible into common stock immediately prior to the closing of a business combination (as defined in the note) including the proposed merger with Chavant. The convertible note is also mandatorily convertible into common stock in the event the Company consummates a private placement, in a single transaction or series of related transactions, for an aggregate offering amount of at least $5,000.

During the year ended September 30, 2022, the holder of one convertible note elected to convert the note having a $300 principal amount, together with accrued interest thereon, into 45,548 shares of the Company’s common stock based on the conversion price of $6.84 per share. During the year ended September 30, 2023, all $875 principal amount of outstanding convertible notes, together with accrued interest thereon, were converted into 187,971 shares of the Company’s common stock, representing conversion prices of $5.00 to $5.02 per share. As each conversion was pursuant to the original terms of the note, the Company reclassified the carrying value of the notes and accrued interest into equity, with no gain or loss recognized.